Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings/(Loss) per Share
Numerator:	December 31, 2020	December 31, 2019	December 31, 2018
Net income/(loss) attributable to common shareholders	$37,568	$36,757	$(60,426)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(15,883)	(19,190)	12,110
Net income/(loss) available to common shareholders, basic and diluted	21,685	17,567	(48,316)

Net income/(loss) available to:
Class A, basic and diluted	21,685	17,567	(48,316)
Class B, basic and diluted	—	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	$17,687,137	$11,859,506	$6,514,390
Weighted average number of RSUs without service conditions	—	—	—
Dilutive effect of share-based awards	—	—	—
Common share and common share equivalents, basic	17,687,137	11,859,506	6,514,390
Plus weighted average number of RSUs with service conditions	65,388	47,400	—
Common share and common share equivalents, dilutive	17,752,525	11,906,906	6,514,390

Class B Common shares
Basic weighted average number of common shares outstanding	—	—	925,745
Common shares, basic and diluted	$—	$—	$925,745

Basic earnings/(loss) per share:
Class A	1.23	1.48	(7.42)
Class B	—	—	—

Diluted earnings/(loss) per share:
Class A	1.22	1.48	(7.42)
Class B	—	—	—

Series C Preferred Shares-basic and diluted earnings per share:
Undistributed income attributable to Series C participating preferred shares	15,883	19,190	(12,110)
Basic weighted average number of Series C Preferred shares outstanding, as converted	$12,955,187	$12,955,187	$1,632,709
Plus weighted average number of RSUs with service conditions	47,895	51,780	—
Dilutive weighted average number of Series C Preferred shares outstanding, as converted	13,003,082	13,006,967	1,632,709
Basic earnings / (loss) per share	1.23	1.48	(7.42)
Diluted earnings / (loss) per share	1.22	1.48	(7.42)